Average Annual Total Returns{- Materials Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-20 - Materials Portfolio	VIP Materials Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Materials Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Materials Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1519 Past 1 year	F1519 Past 5 years	F1519 Past 10 years
Total	21.45%	8.19%	6.15%	18.40%	15.22%	13.88%	19.54%	12.94%	8.84%